Average Annual Total Returns - VIPMidCapPortfolio-InvestorPRO - VIPMidCapPortfolio-InvestorPRO - VIP Mid Cap Portfolio	Apr. 29, 2024
VIP Mid Cap Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.01%
Past 5 years	12.36%
Past 10 years	8.04%
SP004
Average Annual Return:
Past 1 year	16.44%
Past 5 years	12.62%
Past 10 years	9.27%